UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1917 Market Street
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2010


Robert Brody
1917 Market Street
Denver, CO 80202
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund
October 31, 2010
(unaudited)

                                             			Market
Common Stocks 100.01%				Shares          Value


Computer & Peripherals 39.62%

Hewlett	                                        86,030 	       $3,618,422
Cisco  	                                	64,900*	        1,481,667
EMC corp.  	                        	63,900*	        1,342,539
		                                -------------------------
                  		                                6,442,628

Biotechnology 14.07%

Amgen Inc.	                        	40,020*	        2,288,744
		                                -------------------------
                                                                2,288,744

Drug 10.58%

Cephalon Inc.	                        	25,900*	        1,720,796
		                                -------------------------
                                                                1,720,796

Semiconductor 6.32%

Intel Corp.                             	51,200 	        1,027,584
		                                -------------------------
                                                                1,027,584

Wireless Networking Industry 5.89%

Network Appliance                         	18,000*	          958,500
		                                -------------------------
                                                                  958,500

Phamacy Services 4.89%

Walgreen Co.                                	23,450 	          794,486
		                                -------------------------
                                                                  794,486

Diversified Co. 4.03%

General Electric Co 	                        35,400 	          567,108
Chemed Corp.	                         	1,500	           88,410
		                                -------------------------
                                                                  655,518

Insurance Industry 3.20%

AXA ADS.	                                28,524 	          519,992
		                                -------------------------
                                                                  519,992

Beverage 2.97%

Cott Corp.   	                        	59,000*	          483,800
		                                -------------------------
                                                                  483,800

ENTERTAINMENT 2.17%

Time Warner, Inc.	                        10,833 	          352,181
		                                -------------------------
                                                                  352,181

Railroad 2.13%

Kansas City Southern                         	7,900*           346,178
		                                -------------------------
                                                                  346,178

Computer Software & Svcs 1.23%

Fair, Isaac Corp.                           	8,300 	          199,532
		                                -------------------------
                                                                  199,532

Semiconductor Cap. Equip. 1.17%

Teradyne Inc.                             	16,900*	          189,956
		                                -------------------------
                                                                  189,956

Machinery 1.01%

Middleby Corp  	                         	1,100*	           82,126
Flowserve Corp.	                           	820	           82,000
		                                -------------------------
                                                                  164,126

Cable TV 0.66%

Time Warner Cable 	                         1,846 	          106,828
		                                -------------------------
                                                                  106,828

Hotel/Gaming 0.07%

Scientific Games Corp.  	                 1,510*	           11,929
		                                -------------------------
                                                                   11,929


		                                -------------------------
Total Value Common Stocks (cost $ 21,079,971)	100.01%	      $16,262,778




Cash and Receivable, less liabilities	         -0.01%	           (1,227)
		                                -------------------------

Total Net Assets	                        100.00%       $16,261,551
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities       2,988,318.00
Gross Unrealized depreciation on investment securities	    (7,805,511.00)
                                                          ---------------
Net  Unrealized depreciation on investment securities	    (4,817,193.00)
Cost of investment securities for federal income tax
purposes                                                    21,079,971.00

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 9, 2010

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	November 9, 2010